Document And Entity Information	Dec. 29, 2025
Document Information [Line Items]
Entity, Registrant Name	ECD AUTOMOTIVE DESIGN, INC.
Document, Type	8-K
Document, Period End Date	Dec. 29, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41497
Entity, Tax Identification Number	86-2559175
Entity, Address, Address Line One	4390 Industrial Lane
Entity, Address, City or Town	Kissimmee
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	34758
City Area Code	407
Local Phone Number	483-4825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001922858
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ECDA
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ECDAW
Security Exchange Name	NASDAQ